Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Occupancy and equipment expense	$ 639,000	$ 601,000
Other expenses	648,000	593,000
Total Expenses	6,695,000	6,032,000
Net Loss Before Income Taxes	2,234,000	1,994,000
Income Tax Benefit	(736,000)	(723,000)
Net Income	1,498,000	1,271,000
Comprehensive Income	1,472,000	1,295,000
Parent Company [Member]
Rental income	108,000	106,000
Total Income	108,000	106,000
Occupancy and equipment expense	96,000	99,000
Other expenses	91,000	95,000
Total Expenses	187,000	194,000
Net Loss Before Income Taxes	(79,000)	(88,000)
Equity in Undistributed Net Income of Subsidiary	1,550,000	1,329,000
Income Tax Benefit	27,000	30,000
Net Income	1,498,000	1,271,000
Comprehensive Income	$ 1,472,000	$ 1,295,000